C - DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	6 Months Ended	12 Months Ended
	Jul. 28, 2012	Jan. 28, 2012
C - DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

3. Derivative instruments and hedging activities

We are exposed to market risk from potential changes in interest rates and foreign currency exchange rates. We regularly evaluate our exposure and enter into derivative financial instruments to economically manage these risks. We record all derivatives as either assets or liabilities on the Condensed Consolidated Balance Sheets measured at estimated fair value and we do not offset assets and liabilities with the same counterparty. We recognize the changes in fair value as unrealized gains and losses. The recognition of these gains and losses depends on our intended use of the derivatives and the resulting designation. In certain defined conditions, we may designate a derivative as a hedge for a particular exposure.

Interest Rate Contracts

We and our subsidiaries have a variety of fixed and variable rate debt instruments and are exposed to market risks resulting from interest rate fluctuations. We enter into interest rate swaps and/or caps to reduce our exposure to variability in expected future cash outflows and changes in the fair value of certain Long-term debt, attributable to the changes in LIBOR, EURIBOR, GBP LIBOR and TIBOR rates. Some of our interest rate contracts contain credit-risk related contingent features and are subject to master netting arrangements. As of July 28, 2012, our interest rate contracts have various maturity dates through September 2016. A portion of our interest rate swaps and caps as of July 28, 2012 are designated as cash flow and fair value hedges in accordance with Accounting Standards Codification (“ASC”) Topic 815, “Derivatives and Hedging.”

The hedge accounting for a designated cash flow hedge requires that the effective portion be recorded to Accumulated other comprehensive income (loss); the ineffective portion of a cash flow hedge is recorded to Interest expense. We evaluate the effectiveness of our cash flow hedging relationships on an ongoing basis. For our derivatives that are designated as cash flow hedges, no material ineffectiveness was recorded for the thirteen and twenty-six weeks ended July 28, 2012 and July 30, 2011, respectively. Reclassifications from Accumulated other comprehensive income (loss) to Interest expense primarily relate to realized Interest expense on interest rate swaps and the amortization of gains (losses) recorded on previously terminated or de-designated swaps. We expect to reclassify a net loss of $1 million over the next 12 months to Interest expense from Accumulated other comprehensive income (loss).

The hedge accounting for a designated fair value hedge requires that the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk be recognized in Interest expense. We evaluate the effectiveness of our fair value hedging relationship on an ongoing basis and recalculate the changes in fair values of the derivatives and the underlying hedged item separately. For our derivative that is designated as a fair value hedge, we recorded a $3 million and $4 million net gain in earnings related to ineffectiveness for the thirteen and twenty-six weeks ended July 28, 2012, respectively, and a $2 million and $3 million net gain in earnings related to ineffectiveness for the thirteen and twenty-six weeks ended July 30, 2011, respectively.

Certain of our agreements with credit-risk related contingent features contain cross-default provisions which provide that we could be declared in default on our derivative obligations if we default on certain specified indebtedness. At July 28, 2012, January 28, 2012 and July 30, 2011, derivative liabilities related to agreements that contain credit-risk related contingent features had a fair value of $5 million, $8 million and $10 million, respectively. As of July 28, 2012, January 28, 2012 and July 30, 2011, respectively, we were not required to post collateral with any derivative counterparties.

Foreign Exchange Contracts

We occasionally enter into foreign currency forward contracts to economically hedge the U.S. dollar merchandise purchases of our foreign subsidiaries and our short-term, cross-currency intercompany loans with our foreign subsidiaries. We enter into these contracts in order to reduce our exposure to the variability in expected cash outflows attributable to changes in foreign currency rates. These derivative contracts are not designated as hedges and are recorded on our Condensed Consolidated Balance Sheets at fair value with a gain or loss recorded on the Condensed Consolidated Statements of Operations in Interest expense.

Our foreign exchange contracts typically mature within 12 months. Some of these contracts contain credit-risk related contingent features and are subject to master netting arrangements. Some of these agreements contain cross-default provisions which provide that we could be declared in default on our derivative obligations if we default on certain specified indebtedness. At July 28, 2012 and July 30, 2011, derivative liabilities related to agreements that contain credit-risk related contingent features had a fair value of $1 million and $7 million, respectively. At January 28, 2012, we did not have any derivative liabilities related to agreements that contained credit-risk related contingent features. We are not required to post collateral for these contracts.

The following table sets forth the net impact of the effective portion of derivatives designated as cash flow hedges on Accumulated other comprehensive income (loss) on our Condensed Consolidated Statements of Stockholders’ Equity for the twenty-six weeks ended July 28, 2012 and July 30, 2011:

	26 Weeks Ended
(In millions)	July 28, 2012	July 30, 2011
Derivatives designated as cash flow hedges:
Beginning balance	$(2)	$—
Loss on the change in fair value recognized in Accumulated other comprehensive income (loss)—Interest Rate Contracts (1)	—	(1)

Ending balance	$(2)	$(1)

(1)	Reclassifications from Accumulated other comprehensive income (loss) to Interest expense were nominal for the twenty-six weeks ended July 28, 2012 and July 30, 2011.

The following table sets forth the impact of derivatives on Interest expense on our Condensed Consolidated Statements of Operations for the thirteen and twenty-six weeks ended July 28, 2012 and July 30, 2011:

	13 Weeks Ended		26 Weeks Ended
(In millions)	July 28, 2012	July 30, 2011	July 28, 2012	July 30, 2011
Derivatives not designated for hedge accounting:
Gain (loss) on the change in fair value—Interest Rate Contracts	$2	$(2)	$3	$(1)
(Loss) gain on the change in fair value—Intercompany Loan Foreign Exchange Contracts (1)	(7)	1	(10)	6
Gain (loss) on the change in fair value—Merchandise Purchases Program Foreign Exchange Contracts	6	3	3	(13)

	1	2	(4)	(8)

Derivative designated as fair value hedge:
Gain on the change in fair value—Interest Rate Contract	3	10	2	12
(Loss) gain recognized in Interest expense on hedged item	—	(8)	2	(9)

	3	2	4	3

Total Interest expense	$4	$4	$—	$(5)

(1)	Gains and losses related to our short-term, intercompany loan foreign exchange contracts are recorded in Interest expense, in addition to the corresponding foreign exchange gains and losses related to our short-term, cross-currency intercompany loans.

The following table contains the notional amounts and the related fair values of our derivatives included within our Condensed Consolidated Balance Sheets as of July 28, 2012, January 28, 2012 and July 30, 2011:

	July 28, 2012		January 28, 2012		July 30, 2011
	Notional	Fair Value Assets/	Notional	Fair Value Assets/	Notional	Fair Value Assets/
(In millions)	Amount	(Liabilities)	Amount	(Liabilities)	Amount	(Liabilities)
Interest Rate Contracts designated as cash flow hedges:
Other assets	$700	$—	$700	$—	$700	$1
Accrued expenses and other current liabilities	3	—	—	—	—	—
Other non-current liabilities	126	(2)	131	(2)	153	(2)

Interest Rate Contract designated as fair value hedge:
Other assets	$350	$20	$350	$18	$350	$8

Interest Rate Contracts not designated for hedge accounting:
Other assets	$1,611	$—	$1,611	$—	$1,611	$2
Accrued expenses and other current liabilities	323	(4)	249	(4)	—	—
Other non-current liabilities	—	—	92	(3)	369	(10)

Foreign Currency Contracts not designated for hedge accounting:
Prepaid expenses and other current assets	$217	$4	$39	$—	$126	$2
Accrued expenses and other current liabilities	207	(2)	40	(1)	380	(12)

Total derivative contracts outstanding
Prepaid expenses and other current assets	$217	$4	$39	$—	$126	$2
Other assets	2,661	20	2,661	18	2,661	11

Total derivative assets (1)	$2,878	$24	$2,700	$18	$2,787	$13

Accrued expenses and other current liabilities	$533	$(6)	$289	$(5)	$380	$(12)
Other non-current liabilities	126	(2)	223	(5)	522	(12)

Total derivative liabilities (1)	$659	$(8)	$512	$(10)	$902	$(24)

(1)	Refer to Note 4 entitled “Fair value measurements” for the fair value of our derivative instruments classified within the fair value hierarchy.

Note 3—Derivative instruments and hedging activities

We are exposed to market risk from potential changes in interest rates and foreign currency exchange rates. We regularly evaluate our exposure and enter into derivative financial instruments to economically manage these risks. We record all derivatives as either assets or liabilities on the Consolidated Balance Sheets measured at estimated fair value and we do not offset assets and liabilities with the same counterparty. We recognize the changes in fair value as unrealized gains and losses. The recognition of these gains or losses depends on our intended use of the derivatives and the resulting designation. In certain defined conditions, we may designate a derivative as a hedge for a particular exposure.

Interest rate contracts

We and our subsidiaries have a variety of fixed and variable rate debt instruments and are exposed to market risks resulting from interest rate fluctuations. We enter into interest rate swaps and/or caps to reduce our exposure to variability in expected future cash outflows and changes in the fair value of certain Long-term debt, attributable to the changes in LIBOR, EURIBOR, GBP LIBOR and TIBOR rates. Some of our interest rate contracts contain credit-risk related contingent features and are subject to master netting arrangements. As of January 28, 2012, our interest rate contracts have various maturity dates through September 2016. A portion of our interest rate swaps and caps as of January 28, 2012 are designated as cash flow and fair value hedges in accordance with ASC Topic 815, “Derivatives and Hedging”.

The hedge accounting for a designated cash flow hedge requires that the effective portion be recorded to Accumulated other comprehensive income (loss); the ineffective portion of a cash flow hedge is recorded to Interest expense. We evaluate the effectiveness of our cash flow hedging relationships on an ongoing basis. For our derivatives that are designated as cash flow hedges, no material ineffectiveness was recorded for fiscals 2011, 2010 and 2009, respectively. Reclassifications from Accumulated other comprehensive income (loss) to Interest expense primarily relate to realized Interest expense on interest rate swaps and the amortization of gains (losses) recorded on previously terminated or de-designated swaps. We expect to reclassify a nominal amount of net losses in fiscal 2012 to Interest expense from Accumulated other comprehensive income (loss).

The hedge accounting for a designated fair value hedge requires that the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk be recognized in Interest expense. We evaluate the effectiveness of our fair value hedging relationship on an ongoing basis and recalculate the change in the fair value of the derivative and the underlying hedged item separately. For our derivative that is designated as a fair value hedge, we recorded approximately a $7 million net gain and $1 million net loss in earnings related to ineffectiveness for fiscal 2011 and 2010, respectively.

Certain of our agreements with credit-risk related contingent features contain provisions where we could be declared in default on our derivative obligations if we default on certain specified indebtedness. At January 28, 2012 and January 29, 2011, derivative liabilities related to agreements that contain credit-risk related contingent features had a fair value of $8 million and $17 million, respectively. As of January 28, 2012 and January 29, 2011, respectively, we were not required to post collateral for any of these derivatives.

The following table presents our outstanding interest rate contracts as of January 28, 2012 and January 29, 2011:

(In millions)	Effective date	Maturity date	January 28, 2012	January 29, 2011
			Notional amount	Notional amount

Interest Rate Swaps
3 Month EURIBOR Float to Fixed Interest Rate Swap	February 2006	February 2013	$81	$84
3 Month EURIBOR Float to Fixed Interest Rate Swap	February 2006	February 2013	168	175
3 Month GBP LIBOR Float to Fixed Interest Rate Swap	February 2006	April 2013	92	94
3 Month GBP LIBOR Float to Fixed Interest Rate Swap(1)	April 2007	April 2013	3	3
3 Month USD LIBOR Fixed to Float Interest Rate Swap(1)	September 2010	September 2016	350	350
6 Month JPY TIBOR Float to Fixed Interest Rate Swap(1)	January 2011	January 2016	128	140

Interest Rate Caps
1 Month USD LIBOR Interest Rate Cap(1)	January 2011	April 2015	500	500
1 Month USD LIBOR Interest Rate Cap	January 2011	April 2015	500	500
1 Month USD LIBOR Interest Rate Cap(2)	January 2012	April 2015	500	500
1 Month USD LIBOR Interest Rate Cap	January 2012	April 2015	500	500
1 Month USD LIBOR Interest Rate Cap	January 2014	April 2015	311	311

(1)	As of January 28, 2012, these derivatives were designated for hedge accounting.

(2)	The Company de-designated a portion of this interest rate cap in fiscal 2010. As of January 28, 2012, 40% of the $500 million interest rate cap is designated as a cash flow hedge.

Foreign exchange contracts

We occasionally enter into foreign currency forward contracts to economically hedge the U.S. dollar merchandise purchases of our foreign subsidiaries and our short-term, cross-currency intercompany loans with our foreign subsidiaries. We enter into these contracts in order to reduce our exposure to the variability in expected cash outflows attributable to changes in foreign currency rates. These derivative contracts are not designated as hedges and are recorded on our Consolidated Balance Sheets at fair value with a gain or loss recorded on the Consolidated Statements of Operations in Interest expense.

Our foreign exchange contracts typically mature within 12 months. Some of these contracts contain credit-risk related contingent features and are subject to master netting arrangements. Some of these agreements contain provisions where we could be declared in default on our derivative obligations if we default on certain specified indebtedness. At January 28, 2012 we did not have any derivative liabilities related to agreements that contain credit-risk related contingent features. At January 29, 2011 derivative liabilities related to agreements that contain credit-risk related contingent features had a fair value $2 million. We are not required to post collateral for these contracts.

The following table presents our outstanding foreign exchange contracts as of January 28, 2012 and January 29, 2011:

(In millions)			January 28, 2012	January 29, 2011
	Effective date	Maturity date	Notional amount	Notional amount

Foreign-Exchange Forwards
Short-term cross-currency intercompany loans	Varies	Varies	$79	$120
Merchandise purchases	Varies	Varies	—	171

The following table sets forth the net impact of the effective portion of derivatives designated as cash flow hedges on Accumulated other comprehensive income (loss) on our Consolidated Statements of Stockholders’ Equity (Deficit) for the fiscal years ended January 28, 2012, January 29, 2011 and January 30, 2010:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Derivatives designated as cash flow hedges:
Beginning balance	$—	$(15)	$(25)
Loss on the change in fair value recognized in Accumulated other comprehensive income (loss)—Interest Rate Contracts	(2)	(5)	(13)
(Loss) gain reclassified from Accumulated other comprehensive income (loss)—Interest Rate Contracts	—	20	23

	(2)	15	10

Ending balance	$(2)	$—	$(15)

The following table sets forth the impact of derivatives on Interest expense on our Consolidated Statements of Operations for the fiscal years ended January 28, 2012, January 29, 2011 and January 30, 2010:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Derivatives not designated for hedge accounting:
Loss on the change in fair value—Interest Rate Contracts	$(1)	$(6)	$(3)
Loss on the change in fair value—Intercompany Loan Foreign Exchange Contracts(1)	(4)	(10)	(28)
(Loss) gain on the change in fair value—Merchandise Purchases Program Foreign Exchange Contracts	(3)	2	(24)

	(8)	(14)	(55)

Derivatives designated as cash flow hedges:
Loss reclassified from Accumulated other comprehensive income (loss) (effective portion)—Interest Rate Contracts	(1)	(31)	(36)
Gain amortized from terminated cash flow hedges—Interest Rate Contracts	1	1	1

	—	(30)	(35)

Derivative designated as a fair value hedge:
Amortization of swap basis adjustment—Interest Rate Contract	(1)	—	—
Gain (loss) on the change in fair value—Interest Rate Contract	23	(3)	—
(Loss) gain recognized in interest expense on hedged item	(16)	2	—

	6	(1)	—

Total Interest expense	$(2)	$(45)	$(90)

(1)	Gains and losses related to our short-term, intercompany loan foreign exchange contracts are recorded in Interest expense, in addition to the corresponding foreign exchange gains and losses related to our short-term, cross-currency intercompany loans. For further details related to gains and losses resulting from foreign currency transactions, refer to Note 1 entitled “SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.”

The following table contains the notional amounts and related fair values of our derivatives included within our Consolidated Balance Sheets as of January 28, 2012 and January 29, 2011:

	January 28, 2012		January 29, 2011
(In millions)	Notional amount	Fair value assets/ (liabilities)	Notional amount	Fair value assets/ (liabilities)

Interest Rate Contracts designated as cash flow hedges:
Other assets	$700	$—	$700	$2
Other non-current liabilities	131	(2)	143	(2)

Interest Rate Contract designated as a fair value hedge:
Other Assets	$350	$18	$—	$—
Other non-current liabilities	—	—	350	(5)

Interest Rate Contracts not designated for hedge accounting:
Other assets	$1,611	$—	$1,611	$4
Accrued expenses and other current liabilities	249	(4)	—	—
Other non-current liabilities	92	(3)	353	(10)

Foreign Currency Contracts not designated for hedge accounting:
Prepaid expenses and other current assets	$39	$—	$81	$—
Accrued expenses and other current liabilities	40	(1)	210	(2)

Total derivative contracts outstanding
Prepaid expenses and other current assets	$39	$—	$81	$—
Other assets	2,661	18	2,311	6

Total derivative assets(1)	$2,700	$18	$2,392	$6

Accrued expenses and other current liabilities	$289	$(5)	$210	$(2)
Other non-current liabilities	223	(5)	846	(17)

Total derivative liabilities(1)	$512	$(10)	$1,056	$(19)

(1)	Refer to Note 4 “FAIR VALUE MEASUREMENTS” for the fair value of our derivative instruments classified within the fair value hierarchy.

Parent company
C - DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Note C—Derivative instruments and hedging activities

We are exposed to market risk from potential changes in interest rates and foreign currency exchange rates. We regularly evaluate our exposure and enter into derivative financial instruments to economically manage these risks. We record all derivatives as either assets or liabilities on the Parent Company Condensed Balance Sheets measured at estimated fair value and we do not offset assets and liabilities with the same counterparty. We recognize the changes in fair value as unrealized gains and losses. The recognition of these gains and losses depends on our intended use of the derivatives and the resulting designation. In certain defined conditions, a derivative may be specifically designated as a hedge for a particular exposure.

Interest rate contracts

We and our subsidiaries have a variety of fixed and variable rate debt instruments and are exposed to market risks resulting from interest rate fluctuations. We enter into interest rate swaps and/or caps to reduce our exposure to variability in expected future cash outflows attributable to the changes in LIBOR rates. Some of our interest rate contracts may contain credit-risk related contingent features and are subject to master netting arrangements. As of January 28, 2012, our interest rate contracts have various maturity dates through April 2015.

Certain of our agreements with credit-risk related contingent features contain provisions where we could be declared in default on our derivative obligations if we default on certain specified indebtedness. At January 28, 2012 and January 29, 2011, we had no derivative liabilities related to agreements that contain credit-risk related contingent features. As of January 28, 2012 and January 29, 2011, we were not required to post collateral with any derivative counterparties.

The following table presents our outstanding derivative contracts as of January 28, 2012 and January 29, 2011:

			January 28, 2012	January 29, 2011
(In millions)	Effective date	Maturity date	Notional amount	Notional amount

Interest Rate Caps
1 Month USD LIBOR Interest Rate Cap(1)	January 2011	April 2015	$500	$500
1 Month USD LIBOR Interest Rate Cap(1)	January 2012	April 2015	500	500
1 Month USD LIBOR Interest Rate Cap(1)	January 2014	April 2015	311	311

(1)	These three interest rate caps are not designated as cash flow hedges in accordance with ASC 815.

Foreign exchange contracts

We occasionally enter into foreign currency forward contracts to economically hedge our short-term, cross-currency intercompany loans with our foreign subsidiaries. We enter into these contracts in order to reduce our exposure to the variability in expected cash outflows attributable to changes in foreign currency rates. These derivative contracts are not designated as hedges and are recorded on the Parent Company Condensed Balance Sheets at fair value with a gain or loss recorded on the Parent Company Condensed Statements of Operations in Interest expense, net. At January 28, 2012 and January 29, 2011, we had no outstanding foreign exchange contracts.

Our foreign exchange contracts typically mature within 12 months. Some of these contracts may contain credit-risk related contingent features and are subject to master netting arrangements. Some of these agreements contain provisions where we could be declared in default on our derivative obligations if we default on certain specified indebtedness. At January 28, 2012 we did not have any derivative liabilities related to agreements that contain credit-risk related contingent features. At January 29, 2011 derivative liabilities related to agreements that contain credit-risk related contingent features had a fair value $2 million. We are not required to post collateral for these contracts.

The following table sets forth the net impact of the effective portion of derivatives on Accumulated other comprehensive income (loss) for the fiscal years ended January 28, 2012, January 29, 2011 and January 30, 2010:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Derivatives designated as cash flow hedges:
Beginning balance	$1	$(19)	$(29)
Loss on the change in fair value recognized in Accumulated other income (loss)—Interest Rate Contracts	—	—	(14)
Loss reclassified from Accumulated other comprehensive income (loss)—Interest Rate Contracts	—	20	24

	—	20	10

Ending balance	$1	$1	$(19)

The following table sets forth the impact of derivatives on Interest expense, net on the Parent Company Condensed Statements of Operations for the fiscal years ended January 28, 2012, January 29, 2011 and January 30, 2010:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Derivatives not designated for hedge accounting:
(Loss) gain on the change in fair value—Interest Rate Contracts	$(3)	$(5)	$2
Gain (loss) on the change in fair value—Intercompany Loan Foreign Exchange Contracts(1)	2	1	(10)

	(1)	(4)	(8)

Derivatives designated as cash flow hedges:
Loss reclassified from Accumulated other comprehensive income (loss) (effective portion)—Interest Rate Contracts(2)	—	(31)	(36)

Total Interest expense, net	$(1)	$(35)	$(44)

(1)	Gains and losses related to our short-term, intercompany loan foreign exchange contracts are recorded in Interest expense, net, in addition to the corresponding foreign exchange gains and losses related to our short-term, cross-currency intercompany loans. For further details related to gains and losses resulting from foreign currency transactions, refer to Note 1 to our Consolidated Financial Statements entitled “SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.”

(2)	Reclassifications from Accumulated other comprehensive income (loss) to Interest expense, net, primarily relate to the amortization of gains (losses) recorded on de-designated contracts.

The following table contains the notional amounts and fair values of Parent Company’s outstanding derivative contracts as of January 28, 2012 and January 29, 2011:

	January 28, 2012		January 29, 2011
(In millions)	Notional amount	Fair value assets/ (liabilities)	Notional amount	Fair value assets/ (liabilities)

Interest Rate Contracts not designated for hedge accounting:
Other assets	$1,311	$—	$1,311	$3

Refer to Note 3 to our Consolidated Financial Statements entitled “DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES” for further details on derivative instruments.